Segment and revenue information - Non-current operating assets by geography (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Non-current operating assets	$ 315,707	$ 282,426
Sweden
Disclosure of geographical areas [line items]
Non-current operating assets	300,865	270,557
Rest of World
Disclosure of geographical areas [line items]
Non-current operating assets	$ 14,842	$ 11,868